SCUDDER
                                                                     INVESTMENTS

Scudder Micro Cap Fund
Scudder Mid Cap Growth Fund

Supplement to the prospectus dated February 1, 2005

--------------------------------------------------------------------------------

The following replaces "The Fund's Performance History" for Scudder Micro Cap
Fund:

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class S shares is February 1, 2005. In both the bar chart and the table, the performance figures for Class S before inception are based on the historical performance of the fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class S.

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Micro Cap Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997       19.53
1998        0.95
1999       77.09
2000        2.96
2001       15.08
2002      -27.25
2003       40.65
2004       12.68


For the periods included in the bar chart:

Best Quarter: 29.66%, Q4 1999             Worst Quarter: -24.17%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                                                       Since
                                        1 Year         5 Years       Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                   12.68            6.44          14.47
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                         10.86            5.49          12.95
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                10.02            5.18          12.03
--------------------------------------------------------------------------------
Index 1 (reflects no deductions
for fees, expenses or taxes)            14.31           -3.57           3.96
--------------------------------------------------------------------------------
Index 2 (reflects no deductions
for fees, expenses or taxes)            18.33            6.61           8.99
--------------------------------------------------------------------------------

Index 1: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.**

Index 2: Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.

Since Class S does not have a full calendar year of performance, past performance data is not provided for Class S. Although Institutional Class shares are not offered in this prospectus, they are invested in the same portfolio of securities as Class S. Class S shares' annual total returns differ to the extent that the classes have different fees and expenses.

* Institutional Class commenced operations on December 18, 1996. Index comparisons begin on December 31, 1996.

** On July 1, 2004, the Russell 2000 Growth Index replaced the Russell 2000 Index as the fund's benchmark index because the advisor believes it is more appropriate to measure the fund's performance against the Russell 2000 Growth Index as it more accurately reflects the fund's investment strategy.

Total returns from inception through 2004 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-SCUDDER or visit our Web site at myScudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

The following replaces "The Fund's Performance History" for Scudder Mid Cap Growth Fund:

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class S shares is February 1, 2005. In both the bar chart and the table, the performance figures for Class S before inception are based on the historical performance of the fund's original share class (Investment Class), adjusted to reflect the higher gross total annual operating expenses of Class S.

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Mid Cap Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995       37.43
1996        8.68
1997       14.46
1998       18.51
1999       49.68
2000       -1.70
2001      -13.37
2002      -20.49
2003       28.44
2004        9.75


For the periods included in the bar chart:

Best Quarter: 29.95%, Q4 1999             Worst Quarter: -19.58%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

                                         1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
Return before Taxes                       9.75          -0.93         11.21
--------------------------------------------------------------------------------
Return after Taxes on Distributions       9.75          -1.07          8,35
--------------------------------------------------------------------------------
Return after Taxes on Distributions
and Sale of Fund Shares                   6.34         -0.83*          8.32
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                 15.48          -3.36         11.23
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                 16.48           9.54         16.10
--------------------------------------------------------------------------------

Index 1: Russell Mid Cap Growth Index is an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.**

Index 2: S&P Mid-Cap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.

Since Class S does not have a full calendar year of performance, past performance data is not provided for Class S. Although Investment Class shares are not offered in this prospectus, they are invested in the same portfolio of securities as Class S. Class S shares' annual total returns differ to the extent that the classes have different fees and expenses.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

** On August 20, 2004, the Russell Mid Cap Growth Index replaced the S&P Mid Cap 400 Index as the fund's benchmark index because the advisor believes it is more appropriate to measure the fund's performance against the Russell Mid Cap Growth Index as it more accurately reflects the fund's investment strategy.

Total returns from inception through 2004 would have been lower if operating expenses hadn't been reduced.

-------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-SCUDDER or visit our Web site at myScudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

               Please Retain This Supplement for Future Reference


February 18, 2005
PS314/383/390-2A-025